ACQUISITION OF NETCLASS JAPAN	6 Months Ended
Mar. 31, 2025
ACQUISITION OF NETCLASS JAPAN
ACQUISITION OF NETCLASS JAPAN

NOTE 10 — ACQUISITION OF NETCLASS JAPAN

On February 28, 2025, NetClass Technology Inc. (the “Company”) acquired 51% of CreateSolutions Co., Ltd. (“Netclass Japan”), a company incorporated in Japan and principally engaged in software development. Pursuant to the acquisition agreement, the Company invested JPY 2,550,000 ($17,158) into Netclass Japan for 255 newly issued shares of Netclass Japan, which is 51% of total outstanding shares of Netclass Japan. As a result of the transaction, the Company obtained control over Netclass Japan and accounted for the acquisition as a business combination under ASC 805, Business Combinations.

Following table illustrates the FV of the assets and liabilities of Netclass Japan as of the acquisition date and the gain on acquisition:

As of
February 28,
2025
Unaudited
Fair value of identical assets and liabilities as of acquisition date	$—
Cash	34,486
Receivables	91,722
Customer list	328,890
Payables	(103,913)
Deferred tax liability	(46,626)
Net assets at acquisition	304,559
Add:
Foreign currency exchange loss	230
Less:	—
Non-controlling interest	(147,907)
Total consideration paid for acquisition	(17,158)

Gain on acquisition	$(139,724)